Cover	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2024
Entity Registrant Name	SPRINGWORKS THERAPEUTICS, INC.
Entity Incorporation, State	DE
Entity File Number	001-39044
Entity Tax Identification Number	83-4066827
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	883-9490
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.0001 per share
Trading Symbol(s)	SWTX
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001773427
Amendment Flag	false
Entity Address, Street	100 Washington Blvd
Entity Address, City	Stamford,
Entity Address, State	CT